Plan Description (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	50.00%
After-tax Roth 401(k) basis, maximum annual compensation to total compensation, percentage	50.00%
Standard after-tax non-Roth 401(k) basis, maximum annual compensation to total compensation, percentage	25.00%
Maximum vesting age | yr	72
Maximum vesting age, period of delay	1 year
Minimum borrowing, amount	$ 500
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Forfeited nonvested account	$ 376,825	$ 108,006
Accounts payable	$ 144,312	$ 50,207
One
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage	2.50%
Two
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage	5.00%
Three
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage	10.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Minimum | Two
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	6 years
Minimum | Three
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	9 years
Maximum | One
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	6 years
Maximum | Two
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	9 years